Interests in associates and joint ventures - Summarized income statement information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of interests in associates and joint ventures [abstract]
Revenues	€ 13	€ 15	€ 19
Other operating income	8	18	35
External purchases and other operating expenses	(66)	(57)	(67)
Finance cost, net	€ 0	€ 0	€ 1